Net Finance Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Finance Income (Costs) [Abstract]
Financial assets measured at amortized cost - interest income (primarily time deposits, debt investments and cash and cash equivalents)	$ 167	$ 187	$ 197
Net foreign exchange gain	42	0	1
Others	31	0	0
Finance income	240	187	198
Financial liabilities measured at amortized cost – interest expense	(71)	(41)	(99)
Net foreign exchange loss	0	(65)	0
Finance costs	(71)	(106)	(99)
Net change in fair value of financial assets and liabilities	34		(39)
Net finance income	$ 203	$ 81	$ 60